DEBT - Credit Facilities Narrative (Details) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 31, 2014	Jan. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Debt Instrument [Line Items]
Net debt receipts					$ 729,707,000	$ 524,278,000	$ 1,177,748,000
Secured Debt
Debt Instrument [Line Items]
Maturity period of debt				5 years	5 years
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 87,500,000
Basis spread on variable rate	2.25%				2.75%
Maturity period of debt			5 years			5 years
Final payment amount	$ 52,800,000
Balloon payment to be paid			$ 9,100,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 62,500,000
Basis spread on variable rate					2.50%
Maturity period of debt					5 years
Final payment amount					$ 37,800,000
Net debt receipts		$ 56,000,000.0
Secured Debt | Golar Viking 2015 Facility, $75.0 Conversion Tranche Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					75,000,000.0
Net debt receipts					$ 68,700,000